Capital Expenditures by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Capital expenditures	$ 535	$ 557	$ 440
Cheese
Segment Reporting Information [Line Items]
Capital expenditures	152	150	84
Beverages & Snack Nuts
Segment Reporting Information [Line Items]
Capital expenditures	136	171	146
Refrigerated Meals
Segment Reporting Information [Line Items]
Capital expenditures	110	80	83
Meal Solutions
Segment Reporting Information [Line Items]
Capital expenditures	66	76	83
International
Segment Reporting Information [Line Items]
Capital expenditures	53	60	33
Other Businesses
Segment Reporting Information [Line Items]
Capital expenditures	$ 18	$ 20	$ 11